CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 8,955	$ 15,311	$ 8,780
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,235	3,883	2,596
Net loss from sale of marketable securities	0	882	218
Amortization of marketable securities premiums and accretion of discounts, net	400	1,120	1,130
Share-based compensation related to options and RSUs granted to employees and non-employees	6,510	8,228	11,380
Financial expenses (income), net	574	313	(218)
Decrease (increase) in deferred tax assets, net	1,719	(4,548)	1,437
Decrease (increase) in trade receivables, net	(8,654)	(3,846)	1,600
Decrease (increase) in other receivables and prepaid expenses	(6,052)	(3,631)	625
Decrease (increase) in inventories	9,251	12,283	(7,791)
Decrease in operating lease right-of-use assets	3,682	6,009	9,281
Decrease (increase) in operating lease liabilities	296	(4,651)	(6,914)
Increase (decrease) in trade payables	(232)	(13)	(3,782)
Increase (decrease) in other payables and accrued expenses	9,502	3,223	(6,233)
Increase (decrease) in deferred revenues	443	1,767	3,144
Decrease in accrued severance pay, net	(1,268)	(1,077)	(362)
Net cash provided by operating activities	29,361	35,253	14,891
Cash flows from investing activities:
Purchase of property and equipment	(6,472)	(24,280)	(5,965)
Purchase of financial investments	(523)	(675)	(81)
Proceeds from maturity of marketable securities	5,200	7,450	3,084
Proceeds from redemption of financial investments	278	132	14,094
Proceeds from sale of marketable securities	0	35,177	3,846
Proceeds (investments) from short-term bank deposits, net	(29)	2	4,998
Net cash provided by (used in) investing activities	(1,546)	17,806	19,976
Cash flows from financing activities:
Purchase of treasury stock	(30,599)	(14,328)	(18,259)
Cash dividends paid	(10,934)	(10,896)	(11,399)
Proceeds from issuance of shares upon exercise of options	251	368	802
Net cash used in financing activities	(41,282)	(24,856)	(28,856)
Increase (decrease) in cash, cash equivalents	(13,467)	28,203	6,011
Cash, cash equivalents at the beginning of the year	58,749	30,546	24,535
Cash, cash equivalents at the end of the year	45,282	58,749	30,546
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	3,790	5,784	4,196
Significant non-cash transactions:
Inventory transferred to be used as property and equipment	180	213	209
Non-cash purchase of property and equipment	0	0	2,805
Operating lease right-of-use asset recognized with corresponding lease liability	$ 1,225	$ 1,831	$ 32,476